CONVERTIBLE DEBENTURE (Details) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 29, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Dec. 30, 2024	Dec. 19, 2024
Convertible Debt [Member]
CONVERTIBLE DEBENTURE
Principal amount	$ 5,000,000
Purchase price	95.00%
Interest rate	5.00%
Increase in interest rate	18.00%
Amortization of debt issuance costs		$ 465,004		$ 230,700
Shares issued (in Shares)		172,448	27,047	27,047
Total principal and interest		$ 2,449,521	$ 439,575	$ 439,575
Convertible note payable		1,769,482		2,391,945
Carrying value			1,866,809	2,954,275
Deferred financing costs		97,327		562,330
Derivative liability		293,641		2,032,530
Loss on derivative liabilities		$ (867,251)		$ (356,134)
Convertible Debt, Tranche 1 [Member]
CONVERTIBLE DEBENTURE
Principal amount	$ 1,500,000
Convertible Debt, Tranche 2 [Member]
CONVERTIBLE DEBENTURE
Principal amount						$ 2,000,000
Convertible Debt, Tranche 3 [Member]
CONVERTIBLE DEBENTURE
Principal amount					$ 1,500,000